Revenue - Summary of Revenue Recognized (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue [Abstract]
Telecommunications business	$ 6,186	$ 7,157
Project business	3,973	627
Others	404	324
Contracts with customers revenue recognized	$ 10,563	$ 8,108